Pension And Postretirement Benefits Pension And Postretirement Benefits (Schedule Of Changes In Fair Value Of Level 3 Investments) (Details) - Pension Plan, Defined Benefit [Member] - USD ($)
$ in Millions
	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,364	$ 2,275
Defined Benefit Plan, Actual Return on Plan Assets	143	276
Defined Benefit Plan, Settlements, Plan Assets	0	43
Defined Benefit Plan, Fair Value of Plan Assets	2,316	2,364
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33	25
Defined Benefit Plan, Actual Return on Plan Assets	3	1
Defined Benefit Plan, Purchase of Plan Assets	9	7
Defined Benefit Plan, Sale of Plan Assets	0	0
Defined Benefit Plan, Settlements, Plan Assets	0	0
Defined Benefit Plan, Transfers Between Measurement Levels	0	0
Defined Benefit Plan, Fair Value of Plan Assets	45	33
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	0
Defined Benefit Plan, Actual Return on Plan Assets	1	0
Defined Benefit Plan, Purchase of Plan Assets	2	3
Defined Benefit Plan, Sale of Plan Assets	0	0
Defined Benefit Plan, Settlements, Plan Assets	0	0
Defined Benefit Plan, Transfers Between Measurement Levels	0	0
Defined Benefit Plan, Fair Value of Plan Assets	6	3
Fair Value, Inputs, Level 3 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	30	25
Defined Benefit Plan, Actual Return on Plan Assets	2	1
Defined Benefit Plan, Purchase of Plan Assets	7	4
Defined Benefit Plan, Sale of Plan Assets	0	0
Defined Benefit Plan, Settlements, Plan Assets	0	0
Defined Benefit Plan, Transfers Between Measurement Levels	0	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 39	$ 30